Consolidated Statements of Loss and Other Comprehensive Income/(Loss) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Profit or Loss [Abstract]
REVENUE	$ 73,426,381	$ 79,510,746	$ 80,671,081
Cost and expenses:
Cost of revenue	(37,283,631)	(46,179,969)	(43,929,982)
Advertising and marketing expenses	(17,329,527)	(21,618,803)	(16,244,958)
Technology costs	(3,013,238)	(7,427,086)	(9,522,437)
Employee benefit expenses	(16,190,244)	(24,150,614)	(24,931,493)
General, administrative and other operating expenses	(10,425,177)	(15,542,864)	(16,725,243)
Foreign exchange differences, net	4,818,410	(4,783,117)	656,605
Operating loss	(5,997,026)	(40,191,707)	(30,026,427)
Other income/(expenses):
Other income	649,480	2,091,957	877,514
Share-based payment on listing			(67,027,178)
Finance costs	(53,853)	(25,472)	(19,028,007)
Changes in fair value of financial instruments	262,829	446,811	(57,333,432)
LOSS BEFORE TAX	(5,138,570)	(37,678,411)	(172,537,530)
Income tax expense	(40,405)	(108,928)	(62,983)
LOSS FOR THE YEAR	(5,178,975)	(37,787,339)	(172,600,513)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(4,943,869)	3,738,760	(820,391)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Remeasurement gains/(losses) on defined benefit plan	73,931	11,731	(29,965)
Fair value loss on non-current financial asset	(56,000)
OTHER COMPREHENSIVE INCOME/(LOSS) FOR THE YEAR, NET OF TAX	(4,925,938)	3,750,491	(850,356)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR, NET OF TAX	$ (10,104,913)	$ (34,036,848)	$ (173,450,869)
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic (in Dollars per share)	$ (0.12)	$ (0.94)	$ (17.92)
Diluted (in Dollars per share)	$ (0.12)	$ (0.94)	$ (17.92)